Filed with the U.S. Securities and Exchange Commission on December 26, 2017

Securities Act File No. 033-81396
Investment Company Act of 1940 File No. 811-08614

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   / X /

Pre-Effective Amendment No.  /  /
Post-Effective Amendment No. 63 / X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   / X /
Amendment No. 64 / X /

BRANDES INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

11988 El Camino Real, Suite 600
San Diego, California 92130
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code: (858) 755-0239

Michael Glazer, Esq.
c/o Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:

Thomas Quinlan, Esq. Brandes Investment Partners, L.P. 11988 El Camino Real, Suite 600 San Diego, California 92130	Brian F. Link, Esq. State Street Bank and Trust Company 1 Lincoln Street (SUM 0703) Boston, Massachusetts 02111
It is proposed that this filing will become effective:  (check appropriate box)

____	Immediately upon filing pursuant to paragraph (b)
X	On (January 25, 2018) pursuant to paragraph (b)
____	60 days after filing pursuant to paragraph (a)(1)
____	On (Date) pursuant to paragraph (a)(1)
____	75 days after filing pursuant to paragraph (a)(2)
____	On (Date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

  X   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 60 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on October 13, 2017, and pursuant to Rule 485(a)(2) would become effective on December 27, 2017.

This Post-Effective Amendment No. 63 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 25, 2018 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 63 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of San Diego and State of California on the 26th day of December, 2017.

BRANDES INVESTMENT TRUST

By:
/s/ Jeff Busby
Jeff Busby
President

This Amendment to the Registration Statement on Form N-1A of Brandes Investment Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gregory Bishop*	Trustee	December 26, 2017
Gregory Bishop

/s/ Jeff Busby*	President and Trustee	December 26, 2017
Jeff Busby

/s/ Jean Carter*	Trustee	December 26, 2017
Jean Carter

/s/ Robert M. Fitzgerald*	Trustee	December 26, 2017
Robert M. Fitzgerald

/s/ Craig Wainscott*	Trustee	December 26, 2017
Craig Wainscott

/s/ Oliver Murray*	Trustee	December 26, 2017
Oliver Murray

/s/ Gary Iwamura	Treasurer (Principal Financial and Accounting Officer)	December 26, 2017
Gary Iwamura

*By: /s/ Jeff Busby
Jeff Busby
Attorney-in-fact as per Powers of Attorney filed November 9, 2007, September 30, 2008, January 30, 2015 and January 31, 2017.